Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories

	Year ended December 31
in € thousand	2023	2022
Raw materials	35,379	86,452
Work in progress	38,094	114,218
Finished goods	12,968	11,783
Purchased goods (third party products)	3,626	3,518
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	90,067	215,970
Less: write-down provision	(45,601)	(180,866)
INVENTORIES	44,466	35,104

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

	Year ended December 31
in € thousand	2023	2022
Raw materials	28,158	79,939
Work in progress	15,177	99,089
Finished goods	1,524	1,417
Purchased goods (third party products)	743	421
TOTAL WRITE-DOWN PROVISION	45,601	180,866